DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Summary of cash flows from discontinued operations

Year Ended
December 31, 2015
(in thousands)
Net cash provided by operating activities	$400
Net cash provided by investing activities	679
Net cash used in financing activities	(1,678)
Effect of exchange rate changes on cash	75
Net increase in cash	$(524)